PROPERTY, PLANT & EQUIPMENT (Tables)	6 Months Ended
Jun. 30, 2021
Property, Plant and Equipment [Abstract]
SCHEDULE OF PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment, net of accumulated depreciation, of the Company consists of the following as of the period end dates set forth below (in US$ thousands):

	Estimated Useful Lives (in years)	June 30, 2021	December 31, 2020
Buildings and leasehold improvements	5 to 25	$34,801	$31,827
Drilling rigs, plant and equipment	3 to 15	579,963	534,964
Furniture and fixtures	5	2,509	2,282
Office equipment and tools	3 to 10	37,516	39,174
Vehicles and cranes	5 to 8	7,280	7,429
Less: Accumulated depreciation		(230,869)	(193,261)
Land		5,104	5,104
Capital work in progress		16,149	10,224
Total		$452,453	$437,743